T. ROWE PRICE Dynamic Global Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 2.2%
Government Bonds 2.2%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27  502,040,000 93,814
Total Brazil (Cost
$98,170
)
93,814
CANADA 1.6%
Government Bonds 1.6%
Government of Canada, 0.50%, 12/1/30  61,000,000 43,944
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  19,153,533 22,297
Total Canada (Cost
$66,094
)
66,241
CHILE 2.7%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD) (1) 5,370,000 6,005
6,005
Government Bonds 2.5%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  69,880,000,000 107,805
107,805
Total Chile (Cost
$108,053
)
113,810
CHINA 3.9%
Government Bonds 3.9%
China Development Bank, 4.24%, 8/24/27  294,600,000 46,697
People's Republic of China, 2.68%, 5/21/30  495,500,000 72,221
People's Republic of China, 3.27%, 11/19/30  311,900,000 47,909
Total China (Cost
$162,030
)
166,827
CYPRUS 1.8%
Government Bonds 1.8%
Republic of Cyprus, 2.375%, 9/25/28  9,887,000 13,480
Republic of Cyprus, 2.75%, 2/26/34  7,275,000 10,725
Republic of Cyprus, 2.75%, 5/3/49  25,964,000 42,040

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 4.25%, 11/4/25  8,432,000 11,836
Total Cyprus (Cost
$68,237
)
78,081
FRANCE 1.7%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28 (1)(2) 3,780,000 4,163
4,163
Government Bonds 1.6%
Republic of France, Inflation-Indexed, 0.70%, 7/25/30 (1) 47,874,718 68,511
68,511
Total France (Cost
$73,832
)
72,674
GERMANY 1.1%
Government Bonds 1.1%
Bundesobligation, 0.00%, 4/10/26 (3) 40,155,000 48,589
Total Germany (Cost
$48,728
)
48,589
INDIA 2.2%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 17,184
17,184
Government Bonds 1.8%
Republic of India, 7.59%, 1/11/26  5,260,750,000 77,062
77,062
Total India (Cost
$94,236
)
94,246
INDONESIA 2.3%
Government Bonds 2.3%
Republic of Indonesia, 8.25%, 5/15/29  98,320
Total Indonesia (Cost
$98,569
)
98,320
IRELAND 0.4%
Corporate Bonds 0.4%
AerCap Ireland Capital, 3.50%, 5/26/22 (USD)  5,075,000 5,208

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (1) 13,090,000 12,256
Total Ireland (Cost
$17,774
)
17,464
ISRAEL 0.8%
Government Bonds 0.8%
State of Israel, 3.75%, 3/31/47  88,695,000 34,686
Total Israel (Cost
$28,980
)
34,686
ITALY 2.1%
Corporate Bonds 0.1%
FCA Bank, 1.625%, 9/29/21 (GBP)  3,295,000 4,561
4,561
Government Bonds 2.0%
Italy Buoni Poliennali Del Tesoro, 2.45%, 9/1/50 (1) 59,924,000 83,197
83,197
Total Italy (Cost
$93,487
)
87,758
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 5,120,000 5,869
Total Ivory Coast (Cost
$6,166
)
5,869
JAPAN 2.6%
Corporate Bonds 0.4%
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.65%,
0.865%, 7/26/21 (USD)  18,044,000 18,077
18,077
Government Bonds 2.2%
Japan Government Two Year Bond, 0.10%, 10/1/22  10,170,000,000 92,169
92,169
Total Japan (Cost
$115,432
)
110,246

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.0%
Bank Loans 0.0% (4)
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%, 8.75%,
1/2/24 (USD)  1,020,000 1,040
Total Luxembourg (Cost
$1,030
)
1,040
MACAO 0.1%
Corporate Bonds 0.1%
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 5,400,000 5,655
Total Macao (Cost
$5,561
)
5,655
MALAYSIA 1.0%
Government Bonds 1.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  16,300,000 16,380
Government of Malaysia, 4.736%, 3/15/46  67,360,000 16,891
Government of Malaysia, 4.921%, 7/6/48  33,920,000 8,640
Total Malaysia (Cost
$40,579
)
41,911
MEXICO 2.3%
Government Bonds 2.3%
Mexican Bonos, 7.75%, 11/13/42  1,464,240,000 72,423
Mexican Udibonos, Inflation-Indexed, 4.00%, 11/30/28  446,260,824 24,203
Total Mexico (Cost
$95,863
)
96,626
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR  597,196 192
192
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/28  2,449,068 790
790
Total Netherlands (Cost
$1,189
)
982

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OMAN 0.2%
Government Bonds 0.2%
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,215,000 10,105
Total Oman (Cost
$9,980
)
10,105
PHILIPPINES 1.7%
Government Bonds 1.7%
Republic of Philippines, 3.90%, 11/26/22  1,425,000,000 29,947
Republic of the Philippines, 6.25%, 1/14/36  1,679,000,000 43,515
Total Philippines (Cost
$65,649
)
73,462
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues, VR, 9.25% (2)(5)(6) 9,800,000 11,409
Total Portugal (Cost
$10,550
)
11,409
QATAR 0.3%
Government Bonds 0.3%
State of Qatar, 4.817%, 3/14/49 (USD)  10,800,000 13,258
Total Qatar (Cost
$14,373
)
13,258
ROMANIA 2.1%
Government Bonds 2.1%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 4,485,000 5,287
Republic of Romania, 5.00%, 2/12/29  243,590,000 66,430
Republic of Romania, 5.80%, 7/26/27  64,950,000 18,248
Total Romania (Cost
$80,680
)
89,965
RUSSIA 1.4%
Government Bonds 1.4%
Russian Federation, 7.65%, 4/10/30  4,350,000,000 60,351
Total Russia (Cost
$63,553
)
60,351

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 2.7%
Government Bonds 2.7%
Republic of Serbia, 4.50%, 8/20/32  4,140,230,000 46,085
Republic of Serbia, 5.875%, 2/8/28  5,669,670,000 68,866
Total Serbia (Cost
$101,678
)
114,951
SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 8.75%, 2/28/48  674,500,000 35,866
Total South Africa (Cost
$35,462
)
35,866
SOUTH KOREA 3.0%
Government Bonds 3.0%
Korea Treasury Bond, 1.875%, 3/10/24  143,600,000,000 129,362
Total South Korea (Cost
$130,158
)
129,362
SPAIN 0.7%
Corporate Bonds 0.7%
Banco Bilbao Vizcaya Argentaria, VR, 8.875% (5)(6) 9,800,000 11,493
Banco de Sabadell, VR, 2.00%, 1/17/30 (6) 800,000 912
Banco de Sabadell, VR, 6.125% (5)(6) 5,400,000 6,396
Santander Consumer Finance, 0.875%, 1/24/22  10,000,000 11,843
Total Spain (Cost
$31,506
)
30,644
SWITZERLAND 0.2%
Corporate Bonds 0.2%
UBS, 1.75%, 4/21/22 (USD) (1) 6,240,000 6,327
Total Switzerland (Cost
$6,236
)
6,327
THAILAND 2.1%
Government Bonds 2.1%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 33,955
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  1,842,022,142 57,284
Total Thailand (Cost
$87,691
)
91,239

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 3.5%
Corporate Bonds 0.4%
Standard Chartered, FRN, 3M USD LIBOR + 1.20%, 1.383%,
9/10/22 (USD) (1) 15,320,000 15,384
15,384
Government Bonds 3.1%
United Kingdom Gilt, 0.625%, 6/7/25  94,200,000 131,643
131,643
Total United Kingdom (Cost
$150,743
)
147,027
UNITED STATES 39.1%
Asset-Backed Securities 2.3%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/7/49 (1) 4,429,740 4,549
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%, 2/18/25  6,340,000 6,636
Carmax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25  4,665,000 4,861
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%,
8/17/26  2,395,000 2,463
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 3,128
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (1) 2,397,213 2,545
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,927,625 5,108
Exeter Automobile Receivables Trust, Series 2020-3A, Class C,
1.32%, 7/15/25  1,305,000 1,319
Exeter Automobile Receivables Trust, Series 2020-3A, Class D,
1.73%, 7/15/26  1,235,000 1,253
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 17,256
GM Financial Automobile Leasing Trust, Series 2020-1, Class D,
2.28%, 6/20/24  2,315,000 2,364
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1) 11,003,699 11,566
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1) 4,563,563 4,710
Jack in the Box Funding, Series 2019-1A, Class A2I, 3.982%,
8/25/49 (1) 21,264,313 21,809
Santander Consumer Auto Receivables Trust, Series 2020-AA,
Class C, 3.71%, 2/17/26 (1) 5,035,000 5,352
Santander Drive Auto Receivables Trust, Series 2017-3, Class E,
4.97%, 1/15/25  1,800,000 1,849

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
World Omni Auto Receivables Trust, Series 2018-D, Class C,
3.87%, 8/15/25  3,535,000 3,707
100,475
Bank Loans 1.4% (4)
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.359%, 12/23/26  4,445,959 4,415
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
3.712%, 8/21/26  8,052,375 7,724
Intelsat Jackson Holdings, FRN, PRIME + 4.75%, 8.00%, 11/27/23  1,205,000 1,223
IRB Holding, FRN, 1M USD LIBOR + 3.25%, 4.25%, 12/15/27  4,703,213 4,681
Lamar Media, FRN, 1M USD LIBOR + 1.50%, 1.604%, 2/5/27  2,285,000 2,264
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  7,735,613 7,716
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 2.859%,
10/19/26  3,712,800 3,684
Ozark Holdings, FRN, 1M USD LIBOR + 4.00%, 4.75%, 12/16/27  3,315,000 3,313
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.859%,
3/11/26  11,215,000 10,858
RealPage, FRN, 1M USD LIBOR + 3.25%, 2/18/28 (7) 2,715,000 2,701
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 3.609%,
4/4/25  12,547,744 12,480
61,059
Convertible Bonds 0.1%
DISH Network, 3.375%, 8/15/26  3,455,000 3,337
3,337
Convertible Preferred Stocks 0.9%
Sempra Energy, Series B, 6.75%, 7/15/21  190,000 19,574
Southern, Series A, 6.75%, 8/1/22  352,254 17,873
37,447
Corporate Bonds 4.3%
Aethon United BR, 8.25%, 2/15/26 (1) 12,235,000 12,602
Ally Financial, 4.625%, 5/19/22  6,915,000 7,226
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  2,751,000 3,210
Capital One Bank USA, VR, 2.014%, 1/27/23 (6) 7,895,000 7,975
Carvana, 5.50%, 4/15/27 (1) 9,275,000 9,319
Diamond, 5.625%, 8/15/25 (EUR)  5,100,000 6,118
Energy Transfer Operating, 6.00%, 6/15/48  3,955,000 4,533
Energy Transfer Operating, 6.25%, 4/15/49  5,485,000 6,459
General Motors Financial, 3.20%, 7/6/21  4,275,000 4,291
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (1) 7,420,000 7,856
Life Time, 8.00%, 4/15/26 (1)(2) 12,500,000 12,859
Lions Gate Capital Holdings, 5.50%, 4/15/29 (1) 10,275,000 10,275
NGL Energy Partners, 7.50%, 11/1/23  6,000,000 5,775
Pacific Gas & Electric, 3.30%, 8/1/40  2,250,000 2,029
Pacific Gas & Electric, 3.50%, 8/1/50  9,775,000 8,538

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pacific Gas & Electric, 4.95%, 7/1/50  6,233,000 6,410
PG&E, 5.00%, 7/1/28  4,735,000 4,984
Range Resources, 8.25%, 1/15/29 (1) 5,040,000 5,393
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,786
Solaris Midstream Holdings, 7.625%, 4/1/26 (1) 4,475,000 4,576
Tallgrass Energy Partners, 5.50%, 9/15/24 (1) 7,649,000 7,725
Townsquare Media, 6.875%, 2/1/26 (1) 6,315,000 6,725
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 3,456,000 3,352
Verizon Communications, 3.55%, 3/22/51  13,185,000 13,100
Vine Energy Holdings, 6.75%, 4/15/29 (1) 14,750,000 14,750
183,866
Equity Mutual Funds 2.5%
Invesco Senior Loan ETF (2) 4,809,600 106,437
106,437
Municipal Securities 0.8%
Puerto Rico Commonwealth, Series A, GO, 5.25%, 7/1/37 (3) 5,520,000 4,851
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (3)(8) 5,550,000 4,357
Puerto Rico Commonwealth, Series C, GO, 6.00%, 7/1/39 (3) 6,340,000 5,500
Puerto Rico Commonwealth, Series E, GO, 5.50%, 7/1/31 (3) 5,345,000 4,583
Puerto Rico Commonwealth, Unrefunded Balance, Series A, GO,
5.125%, 7/1/31 (3) 2,655,000 2,323
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,180,000 12,782
34,396
Non-U.S. Government Mortgage-Backed Securities 1.9%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 8,825
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 8,202
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 5,858
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, ARM,
1M USD LIBOR + 2.15%, 2.256%, 4/15/34 (1) 5,535,000 5,431
BX Commercial Mortgage Trust, Series 2020-BXLP, Class G, ARM,
1M USD LIBOR + 2.50%, 2.606%, 12/15/36 (1) 8,702,360 8,692
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 3,952
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE,
Class A, ARM, 1M USD LIBOR + 1.50%, 1.606%, 7/15/36 (1) 7,500,000 7,522
Sequoia Mortgage Trust, Series 2018-CH2, Class A12, CMO,
ARM, 4.00%, 6/25/48 (1) 924,076 925
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2, CMO, ARM, 1M USD LIBOR + 2.30%, 2.409%, 9/25/30  6,730,265 6,730
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (1) 2,959,522 3,043

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 2,666,619 2,746
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO, ARM,
3.75%, 5/25/58 (1) 3,916,912 4,122
Verus Securitization Trust, Series 2019-3, Class A1, CMO, STEP,
2.784%, 7/25/59 (1) 12,837,351 13,084
79,132
U.S. Treasury Obligations 24.9%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22  104,871,000 107,739
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  99,915,900 108,097
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  287,088,028 312,881
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  60,908,925 66,143
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  98,707,469 107,005
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  151,014,540 160,547
U.S. Treasury Notes, 1.125%, 7/31/21  198,900,000 199,615
1,062,027
Total United States (Cost
$1,653,345
)
1,668,176
SHORT-TERM INVESTMENTS 10.6%
Money Market Funds 10.6%
T. Rowe Price Government Reserve Fund, 0.04% (9)(10) 451,459,611 451,460
Total Short-Term Investments (Cost $451,460) 451,460
SECURITIES LENDING COLLATERAL
1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.08% (9)(10) 1,299,762 12,997
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,997
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK 1.5%
Short-Term Funds 1.5%
T. Rowe Price Short-Term Fund, 0.08% (9)(10) 6,491,566 64,916
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank 64,916
Total Securities Lending Collateral (Cost $77,913) 77,913

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Put, 6/18/21 @ $3,000.00 (3) 556 220,893 550
Total Exchange-Traded Options Purchased (Cost $3,479) 550
OTC Options Purchased 0 .0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
AUD Call / USD Put,
5/20/21 @ $0.81
(USD) (3) 1 148,005 126
Credit Suisse
USD Put / JPY Call,
4/2/21 @ 102.00
(JPY) (3) 1 124,245 —
HSBC Bank
USD Put / KRW Call,
4/12/21 @ 1,120.00
(KRW) (3) 1 127,500 167
Total OTC Options Purchased (Cost $2,658) 293
Total Options Purchased (Cost $6,137) 843
Total Investments in Securities 99.5%
(Cost $4,201,124) $ 4,247,197
Other Assets Less Liabilities 0.5% 22,172
Net Assets 100.0% $ 4,269,369
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$448,389 and represents 10.5% of net assets.
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Non-income producing
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Perpetual security with no stated maturity date.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Dynamic Global Bond Fund

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(7) All or a portion of this loan is unsettled as of March 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Seven-day yield
(10) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M HKD HIBOR Three month HKD HIBOR (Hong Kong interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M GBP LIBOR Six month GBP LIBOR (London interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu

T. ROWE PRICE Dynamic Global Bond Fund

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RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
5 Year Interest Rate Swap,
3/22/27 Pay Fixed 1.35%
Semi-Annually, Receive
Variable 0.194% (3M USD
LIBOR) Quarterly, 3/18/22
@ 1.35% (USD) 2 285,822 (4,371)
Morgan Stanley
5 Year Interest Rate Swap,
3/22/27 Pay Fixed 1.35%
Semi-Annually, Receive
Variable 0.194% (3M USD
LIBOR) Quarterly, 3/18/22
@ 1.35% (USD) 1 138,828 (2,123)
Total OTC Options Written (Premiums $(6,536)) $ (6,494)
Total Options Written (Premiums $(6,536)) $ (6,494)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 0.7%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Bahrain 0.0%
Bank of America, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 6,340 71 265 (194)
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 12,686 142 552 (410)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) 12,524 141 532 (391)
Total Bahrain 1,349 (995)
Canada (0.0)%
Goldman Sachs, Protection Bought
(Relevant Credit: Barrick Gold), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 16,700 (380) (320) (60)
Total Canada (320) (60)
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 10,300 (467) (476) 9
Total France (476) 9
Luxembourg (0.2)%
Bank of America, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/22 10,250 (950) (894) (56)
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/22 3,328 (225) (130) (95)
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/22 32,400 (3,002) (2,672) (330)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 11,714 (1,377) (910) (467)
BNP Paribas, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/22 7,850 (727) (605) (122)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 13,096 (1,539) (1,035) (504)
Goldman Sachs, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/22 10,000 (927) (934) 7
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 3,000 (353) (328) (25)
Total Luxembourg (7,508) (1,592)
South Africa 0.1%
Goldman Sachs, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD) 39,680 1,586 2,903 (1,317)
JPMorgan Chase, Protection Bought
(Relevant Credit: Republic of South
Africa), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/25 (USD) 39,690 1,587 2,970 (1,383)
Total South Africa 5,873 (2,700)
United States (0.1)%
Bank of America, Protection Bought
(Relevant Credit: Dell), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 13,065 (25) 483 (508)
Bank of America, Protection Bought
(Relevant Credit: International Paper),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 17,000 (444) (389) (55)
Bank of America, Protection Bought
(Relevant Credit: Prudential Financial),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25 4,500 (103) (69) (34)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Bank of America, Protection Bought
(Relevant Credit: Quest Diagnostics), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 17,000 (581) (512) (69)
Barclays Bank, Protection Bought
(Relevant Credit: Raytheon Technologies),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25 4,000 (110) (110) —
Barclays Bank, Protection Bought
(Relevant Credit: Raytheon), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 4,000 (146) (109) (37)
BNP Paribas, Protection Bought (Relevant
Credit: Packaging Corp. of America), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/26 13,050 (414) (394) (20)
Goldman Sachs, Protection Bought
(Relevant Credit: Raytheon Technologies),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25 5,975 (164) (164) —
Goldman Sachs, Protection Bought
(Relevant Credit: Raytheon), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/25 5,975 (219) (164) (55)
Morgan Stanley, Protection Bought
(Relevant Credit: Prudential Financial),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/25 15,300 (350) (221) (129)
Total United States (1,649) (907)
Total Bilateral Credit Default Swaps, Protection
Bought (2,731) (6,245)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Ba1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 16,950 3,452 2,709 743
Total Luxembourg 2,709 743
United Kingdom (0.0)%
Citibank, Protection Sold (Relevant Credit:
Rolls-Royce, Ba3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/21
(EUR) 15,790 (15) (90) 75

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Credit Suisse, Protection Sold (Relevant
Credit: Rolls-Royce, Ba3*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/21
(EUR) 2,925 (3) (14) 11
Total United Kingdom (104) 86
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/21 12,150 24 6 18
Barclays Bank, Protection Sold (Relevant
Credit: Verizon Communications, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 * 22,400 201 82 119
Total United States 88 137
Total Bilateral Credit Default Swaps, Protection Sold 2,693 966
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
Bank of America, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 1.524% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 10/7/24 88,500 3,632 — 3,632
Bank of America, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 1.683% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 10/25/24 17,600 595 — 595
Bank of America, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 1.907% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 5/23/24 41,900 852 — 852
Bank of America, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 2.323% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 6/13/23 127,250 (1,187) — (1,187)
Barclays Bank, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 2.313% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 8/6/23 7,000 (73) — (73)
Barclays Bank, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 2.317% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 6/11/23 47,719 (425) — (425)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Barclays Bank, 5 Year Zero-Coupon
Inflation Swap Pay Fixed 2.321% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 6/11/23 79,531 (709) — (709)
Total United States — 2,685
Total Bilateral Zero-Coupon Inflation Swaps — 2,685
Total Bilateral Swaps (38) (2,594)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Sold 0.8%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S35, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 20,948 2,913 2,920 (7)
Protection Sold (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 54,670 1,352 1,292 60
Total Foreign/Europe 53
United States 0.7%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 * 212,200 19,232 18,369 863
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 427,390 10,133 9,392 741
Total United States 1,604
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,657

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
Canada 0.3%
5 Year Interest Rate Swap, Receive Fixed
0.885% Semi-Annually, Pay Variable
0.451% (3M CAD CDOR) Semi-Annually,
1/14/26 11,400 (212) — (212)
5 Year Interest Rate Swap, Receive Fixed
1.132% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
2/23/26 9,300 (98) — (98)
5 Year Interest Rate Swap, Receive Fixed
1.440% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
3/22/26 11,600 3 — 3
5 Year Interest Rate Swap, Receive Fixed
1.610% Semi-Annually, Pay Variable
0.480% (3M CAD CDOR) Semi-Annually,
10/3/24 25,700 495 — 495
5 Year Interest Rate Swap, Receive Fixed
1.705% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
6/21/24 45,552 960 — 960
5 Year Interest Rate Swap, Receive Fixed
1.751% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
2/12/25 13,200 249 1 248
5 Year Interest Rate Swap, Receive Fixed
1.828% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
5/28/24 112,232 2,830 — 2,830
5 Year Interest Rate Swap, Receive Fixed
1.842% Semi-Annually, Pay Variable
0.438% (3M CAD CDOR) Semi-Annually,
5/28/24 14,636 375 — 375
30 Year Interest Rate Swap, Pay Fixed
1.542% Semi-Annually, Receive Variable
0.466% (3M CAD CDOR) Semi-Annually,
10/8/50 33,670 5,610 1 5,609
30 Year Interest Rate Swap, Pay Fixed
1.811% Semi-Annually, Receive Variable
0.480% (3M CAD CDOR) Semi-Annually,
10/3/49 2,600 302 — 302

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
1.852% Semi-Annually, Receive Variable
0.451% (3M CAD CDOR) Semi-Annually,
1/14/51 4,300 494 (1) 495
30 Year Interest Rate Swap, Pay Fixed
2.008% Semi-Annually, Receive Variable
0.440% (3M CAD CDOR) Semi-Annually,
10/23/49 2,000 167 1 166
30 Year Interest Rate Swap, Pay Fixed
2.270% Semi-Annually, Receive Variable
0.438% (3M CAD CDOR) Semi-Annually,
2/23/51 9,800 418 — 418
30 Year Interest Rate Swap, Pay Fixed
2.533% Semi-Annually, Receive Variable
0.445% (3M CAD CDOR) Semi-Annually,
4/16/49 1,600 (13) — (13)
30 Year Interest Rate Swap, Pay Fixed
2.546% Semi-Annually, Receive Variable
0.438% (3M CAD CDOR) Semi-Annually,
3/22/51 5,100 (25) — (25)
30 Year Interest Rate Swap, Pay Fixed
2.625% Semi-Annually, Receive Variable
0.480% (3M CAD CDOR) Semi-Annually,
7/5/48 20,750 (396) 1 (397)
30 Year Interest Rate Swap, Pay Fixed
2.942% Semi-Annually, Receive Variable
0.435% (3M CAD CDOR) Semi-Annually,
9/25/48 850 (58) — (58)
30 Year Interest Rate Swap, Pay Fixed
3.030% Semi-Annually, Receive Variable
0.438% (3M CAD CDOR) Semi-Annually,
11/9/48 2,200 (200) — (200)
Total Canada 10,898
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.870% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 3/9/26 187,650 134 — 134
5 Year Interest Rate Swap, Receive Fixed
2.880% Quarterly, Pay Variable 2.450% (7
Day Interbank Repo) Quarterly, 3/8/26 402,350 321 — 321
Total China 455

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Hong Kong (0.0)%
5 Year Interest Rate Swap, Receive Fixed
0.768% Quarterly, Pay Variable 0.228%
(3M HKD HIBOR) Quarterly, 2/25/26 71,000 (114) — (114)
5 Year Interest Rate Swap, Receive Fixed
0.803% Quarterly, Pay Variable 0.310%
(3M HKD HIBOR) Quarterly, 7/3/25 90,000 (26) 1 (27)
5 Year Interest Rate Swap, Receive Fixed
0.805% Quarterly, Pay Variable 0.298%
(3M HKD HIBOR) Quarterly, 7/7/25 180,000 (54) — (54)
5 Year Interest Rate Swap, Receive Fixed
0.860% Quarterly, Pay Variable 0.238%
(3M HKD HIBOR) Quarterly, 5/4/25 216,249 42 — 42
5 Year Interest Rate Swap, Receive Fixed
0.875% Quarterly, Pay Variable 0.235%
(3M HKD HIBOR) Quarterly, 5/6/25 439,051 121 1 120
Total Hong Kong (33)
Mexico (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.815% 28 Days, Receive Variable 4.285%
(MXIBTIIE) 28 Days, 1/9/26 185,000 460 — 460
5 Year Interest Rate Swap, Pay Fixed
5.100% 28 Days, Receive Variable 4.285%
(MXIBTIIE) 28 Days, 8/19/25 608,800 955 1 954
5 Year Interest Rate Swap, Pay Fixed
5.170% 28 Days, Receive Variable 4.283%
(MXIBTIIE) 28 Days, 2/18/26 400,000 736 — 736
5 Year Interest Rate Swap, Pay Fixed
6.300% 28 Days, Receive Variable 4.288%
(MXIBTIIE) 28 Days, 2/26/25 1,273,000 (1,127) — (1,127)
5 Year Interest Rate Swap, Pay Fixed
6.415% 28 Days, Receive Variable 4.283%
(MXIBTIIE) 28 Days, 2/10/25 1,584,538 (1,813) — (1,813)
5 Year Interest Rate Swap, Pay Fixed
6.629% 28 Days, Receive Variable 4.283%
(MXIBTIIE) 28 Days, 1/3/25 966,575 (1,517) — (1,517)
5 Year Interest Rate Swap, Pay Fixed
6.630% 28 Days, Receive Variable 4.282%
(MXIBTIIE) 28 Days, 1/6/25 623,085 (972) 1 (973)
Total Mexico (3,280)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Poland (0.3)%
10 Year Interest Rate Swap, Pay Fixed
1.090% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 202,255 3,273 1 3,272
10 Year Interest Rate Swap, Pay Fixed
1.100% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 67,418 1,076 1 1,075
10 Year Interest Rate Swap, Pay Fixed
1.108% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/20/30 67,418 1,062 — 1,062
10 Year Interest Rate Swap, Pay Fixed
1.110% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/23/30 81,909 1,291 — 1,291
10 Year Interest Rate Swap, Pay Fixed
1.525% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/25/31 55,251 407 — 407
10 Year Interest Rate Swap, Pay Fixed
1.530% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/25/31 50,749 368 — 368
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 52,030 (151) 1 (152)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/29 26,015 (75) — (75)
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 26,015 (76) 1 (77)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 26,015 (86) 1 (87)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/25/29 53,000 (159) 1 (160)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/7/29 25,625 (107) — (107)
10 Year Interest Rate Swap, Pay Fixed
2.330% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/25/29 48,910 (621) — (621)
10 Year Interest Rate Swap, Pay Fixed
2.465% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 5/2/29 19,600 (405) — (405)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.873% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 9/6/28 5,800 (155) — (155)
10 Year Interest Rate Swap, Pay Fixed
2.883% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/19/28 38,258 (864) — (864)
10 Year Interest Rate Swap, Pay Fixed
2.930% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/28 20,430 (542) — (542)
10 Year Interest Rate Swap, Pay Fixed
2.955% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/8/28 17,812 (528) 1 (529)
10 Year Interest Rate Swap, Pay Fixed
2.963% Annually, Receive Variable 0.150%
(6M PLN WIBOR) Semi-Annually, 8/6/28 9,750 (283) — (283)
10 Year Interest Rate Swap, Pay Fixed
2.983% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 9/17/28 29,420 (842) 1 (843)
10 Year Interest Rate Swap, Pay Fixed
2.995% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/7/28 18,561 (457) 1 (458)
10 Year Interest Rate Swap, Pay Fixed
3.000% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/13/28 40,000 (1,111) — (1,111)
10 Year Interest Rate Swap, Pay Fixed
3.025% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 6/11/28 28,188 (874) — (874)
10 Year Interest Rate Swap, Pay Fixed
3.049% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/8/28 141,439 (3,619) — (3,619)
10 Year Interest Rate Swap, Pay Fixed
3.050% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/28/28 34,000 (874) 1 (875)
10 Year Interest Rate Swap, Pay Fixed
3.118% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/23/28 15,000 (405) — (405)
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28 119,483 (3,303) — (3,303)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 90,466 (2,513) 1 (2,514)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28 75,051 (2,090) 1 (2,091)
Total Poland (12,675)
United Kingdom 0.0%
30 Year Interest Rate Swap, Pay Fixed
0.680% Semi-Annually, Receive Variable
0.065% (6M GBP LIBOR) Semi-Annually,
10/23/50 1,140 226 — 226
30 Year Interest Rate Swap, Pay Fixed
0.730% Semi-Annually, Receive Variable
0.079% (6M GBP LIBOR) Semi-Annually,
10/3/49 1,050 185 1 184
30 Year Interest Rate Swap, Pay Fixed
0.827% Semi-Annually, Receive Variable
0.041% (6M GBP LIBOR) Semi-Annually,
1/27/50 8,250 1,198 — 1,198
30 Year Interest Rate Swap, Pay Fixed
0.967% Semi-Annually, Receive Variable
0.042% (6M GBP LIBOR) Semi-Annually,
1/22/50 16,200 1,560 1 1,559
30 Year Interest Rate Swap, Pay Fixed
0.987% Semi-Annually, Receive Variable
0.040% (6M GBP LIBOR) Semi-Annually,
1/17/50 25,200 2,245 — 2,245
30 Year Interest Rate Swap, Pay Fixed
1.007% Semi-Annually, Receive Variable
0.068% (6M GBP LIBOR) Semi-Annually,
10/23/49 800 63 — 63
30 Year Interest Rate Swap, Pay Fixed
1.070% Semi-Annually, Receive Variable
0.062% (6M GBP LIBOR) Semi-Annually,
11/21/49 1,400 82 1 81
30 Year Interest Rate Swap, Pay Fixed
1.187% Semi-Annually, Receive Variable
0.078% (6M GBP LIBOR) Semi-Annually,
2/23/51 9,600 190 — 190
30 Year Interest Rate Swap, Pay Fixed
1.224% Semi-Annually, Receive Variable
0.105% (6M GBP LIBOR) Semi-Annually,
3/22/51 3,730 27 — 27
30 Year Interest Rate Swap, Pay Fixed
1.505% Semi-Annually, Receive Variable
0.066% (6M GBP LIBOR) Semi-Annually,
5/7/49 16,750 (1,566) 1 (1,567)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
50 Year Interest Rate Swap, Pay Fixed
0.986% Semi-Annually, Receive Variable
0.068% (6M GBP LIBOR) Semi-Annually,
10/23/69 610 40 — 40
50 Year Interest Rate Swap, Pay Fixed
1.069% Semi-Annually, Receive Variable
0.078% (6M GBP LIBOR) Semi-Annually,
2/23/71 1,600 35 — 35
50 Year Interest Rate Swap, Pay Fixed
1.449% Semi-Annually, Receive Variable
0.097% (6M GBP LIBOR) Semi-Annually,
3/8/69 5,000 (882) — (882)
50 Year Interest Rate Swap, Pay Fixed
6.090% Semi-Annually, Receive Variable
0.065% (6M GBP LIBOR) Semi-Annually,
10/23/70 725 174 — 174
Total United Kingdom 3,573
Total Centrally Cleared Interest Rate Swaps (1,062)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.305% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,261 465 — 465
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.314% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/28/51 10,262 434 1 433
30 Year Zero-Coupon Inflation Swap Pay
Fixed 2.321% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/27/51 20,872 839 — 839
Total United States 1,737
Total Centrally Cleared Zero-Coupon Inflation Swaps 1,737
Total Centrally Cleared Swaps 2,332
Net payments (receipts) of variation margin to date 2,979
Variation margin receivable (payable) on centrally cleared swaps $ 5,311
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $295.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/23/21 AUD 33,390 USD 25,766 $ (401)
Bank of America 4/23/21 PLN 128,506 USD 34,668 (2,147)
Bank of America 6/11/21 USD 37,229 PHP 1,818,689 10
Bank of America 6/11/21 USD 25,558 THB 768,225 982
Bank of America 6/18/21 EUR 6,884 USD 8,236 (150)
Bank of America 6/18/21 RON 30,645 USD 7,416 (141)
Bank of America 6/18/21 USD 608,347 EUR 504,229 16,042
Bank of America 6/18/21 USD 45,575 RON 185,454 1,550
Barclays Bank 4/9/21 IDR 391,142,639 USD 27,252 (381)
Barclays Bank 4/9/21 INR 512,310 USD 6,986 8
Barclays Bank 4/9/21 INR 963,249 USD 13,266 (115)
Barclays Bank 4/9/21 USD 74,878 INR 5,560,771 (1,039)
Barclays Bank 4/16/21 USD 20,941 TRY 161,883 1,577
Barclays Bank 6/2/21 BRL 221,544 USD 40,340 (1,147)
Barclays Bank 6/2/21 CLP 9,406,009 USD 13,246 (185)
Barclays Bank 6/2/21 USD 77,342 CLP 54,998,139 973
Barclays Bank 6/11/21 PEN 147,526 USD 40,394 (998)
Barclays Bank 6/18/21 RON 15,343 USD 3,713 (71)
Barclays Bank 6/18/21 USD 64,621 ZAR 986,523 (1,519)
Barclays Bank 7/9/21 USD 13,093 INR 963,249 129
BNP Paribas 4/23/21 AUD 66,561 USD 51,013 (450)
BNP Paribas 4/23/21 GBP 22,414 USD 30,965 (63)
BNP Paribas 4/23/21 ILS 9,831 USD 2,984 (43)
BNP Paribas 4/23/21 USD 44,055 CAD 54,816 434
BNP Paribas 4/23/21 USD 42,237 JPY 4,626,864 440
BNP Paribas 4/23/21 USD 3,227 PLN 11,913 212
BNP Paribas 4/23/21 USD 42,114 SEK 354,948 1,463
BNP Paribas 6/2/21 CLP 1,602,180 USD 2,222 3
BNP Paribas 6/2/21 CLP 7,643,592 USD 10,762 (149)
BNP Paribas 6/2/21 USD 23,218 BRL 130,079 206
BNP Paribas 6/2/21 USD 77,963 CLP 54,998,139 1,593
BNP Paribas 6/11/21 USD 40,160 PEN 147,526 765
BNP Paribas 6/18/21 EUR 70,522 USD 84,651 (1,810)
BNP Paribas 6/18/21 RON 15,531 USD 3,788 (101)
BNP Paribas 6/18/21 USD 10,892 ZAR 162,297 11
BNP Paribas 6/18/21 USD 24,410 ZAR 368,100 (269)
BNP Paribas 6/18/21 ZAR 623,410 USD 41,947 (151)
Canadian Imperial Bank
of Commerce 4/23/21 MXN 857,708 USD 41,565 293
Canadian Imperial Bank
of Commerce 4/23/21 USD 1,353 CAD 1,706 (4)
Citibank 4/9/21 INR 177,824 USD 2,415 13

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/16/21 TRY 164,106 USD 20,241 $ (611)
Citibank 4/23/21 AUD 66,822 USD 51,883 (1,121)
Citibank 4/23/21 ILS 14,950 USD 4,521 (48)
Citibank 4/23/21 USD 84,236 AUD 108,125 2,098
Citibank 4/23/21 USD 92,552 ILS 296,760 3,767
Citibank 6/2/21 EGP 485,747 USD 30,218 122
Citibank 6/2/21 EGP 197,308 USD 12,332 (8)
Citibank 6/18/21 EUR 16,360 USD 19,241 (24)
Citibank 6/18/21 RON 61,348 USD 14,851 (287)
Citibank 6/18/21 USD 8,830 EUR 7,380 160
Citibank 6/18/21 USD 34,254 RSD 3,352,752 819
Credit Suisse 4/9/21 INR 329,452 USD 4,521 (23)
Credit Suisse 4/16/21 TRY 309,274 USD 40,823 (3,828)
Credit Suisse 4/16/21 USD 41,298 TRY 311,497 4,037
Credit Suisse 6/2/21 CLP 4,852,062 USD 6,682 55
Credit Suisse 6/2/21 CLP 10,614,781 USD 14,965 (226)
Credit Suisse 6/2/21 USD 38,733 CLP 28,124,712 (320)
Credit Suisse 6/11/21 USD 16,718 PHP 818,410 (31)
Credit Suisse 6/18/21 EUR 70,522 USD 84,451 (1,610)
Credit Suisse 6/18/21 RUB 2,903,668 USD 38,882 (832)
Deutsche Bank 4/23/21 AUD 11,370 USD 8,852 (215)
Deutsche Bank 6/18/21 EUR 874 USD 1,046 (18)
Goldman Sachs 4/9/21 INR 967,319 USD 13,114 92
Goldman Sachs 4/9/21 TWD 2,467,976 USD 86,556 81
Goldman Sachs 4/9/21 USD 134,598 KRW 147,811,096 3,854
Goldman Sachs 4/9/21 USD 94,603 TWD 2,609,790 2,988
Goldman Sachs 4/23/21 AUD 16,924 USD 13,161 (305)
Goldman Sachs 4/23/21 ILS 86,401 USD 26,279 (429)
Goldman Sachs 6/2/21 BRL 58,943 USD 10,531 (104)
Goldman Sachs 6/2/21 CLP 2,874,405 USD 3,993 (2)
Goldman Sachs 6/11/21 USD 78,791 THB 2,380,239 2,644
Goldman Sachs 6/18/21 USD 89,128 CNH 581,881 1,020
Goldman Sachs 6/18/21 ZAR 363,113 USD 24,134 211
Goldman Sachs 7/9/21 INR 586,364 USD 7,893 (2)
Goldman Sachs 7/9/21 USD 87,318 TWD 2,467,976 (313)
HSBC Bank 4/9/21 INR 1,941,795 USD 26,400 110
HSBC Bank 4/9/21 INR 668,823 USD 9,174 (44)
HSBC Bank 4/9/21 TWD 2,482,160 USD 87,032 103
HSBC Bank 4/9/21 USD 43,853 TWD 1,210,127 1,372
HSBC Bank 4/23/21 AUD 17,999 USD 14,044 (371)
HSBC Bank 4/23/21 GBP 21,535 USD 29,749 (58)
HSBC Bank 4/23/21 USD 40,228 JPY 4,226,015 2,051

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 6/2/21 CLP 20,799,503 USD 29,529 $ (647)
HSBC Bank 6/11/21 USD 2,674 MYR 10,839 60
HSBC Bank 6/11/21 USD 20,391 PHP 1,000,279 (80)
HSBC Bank 6/18/21 USD 37,823 EUR 32,168 37
HSBC Bank 7/9/21 USD 9,055 INR 668,823 53
HSBC Bank 7/9/21 USD 87,802 TWD 2,482,160 (333)
JPMorgan Chase 4/9/21 USD 56,779 TWD 1,565,874 1,809
JPMorgan Chase 4/23/21 AUD 68,618 USD 53,317 (1,191)
JPMorgan Chase 4/23/21 GBP 63,298 USD 88,373 (1,103)
JPMorgan Chase 4/23/21 JPY 4,501,655 USD 42,348 (1,682)
JPMorgan Chase 4/23/21 MXN 109,476 USD 5,260 83
JPMorgan Chase 4/23/21 MXN 445,413 USD 22,228 (490)
JPMorgan Chase 4/23/21 NOK 347,810 USD 40,989 (324)
JPMorgan Chase 4/23/21 USD 22,545 CAD 28,681 (279)
JPMorgan Chase 4/23/21 USD 85,433 JPY 9,286,108 1,546
JPMorgan Chase 4/23/21 USD 11,285 MXN 226,102 251
JPMorgan Chase 4/23/21 USD 5,609 PLN 20,809 343
JPMorgan Chase 6/11/21 USD 27,439 MYR 111,278 600
JPMorgan Chase 6/18/21 USD 87,582 EUR 72,632 2,262
Morgan Stanley 4/9/21 KRW 147,811,096 USD 130,414 330
Morgan Stanley 4/9/21 USD 113,776 IDR 1,628,017,967 1,934
Morgan Stanley 4/23/21 GBP 162,809 USD 227,026 (2,561)
Morgan Stanley 4/23/21 ILS 31,454 USD 9,501 (91)
Morgan Stanley 4/23/21 SEK 354,948 USD 43,052 (2,401)
Morgan Stanley 4/23/21 USD 5,552 CAD 7,047 (56)
Morgan Stanley 4/23/21 USD 28,300 GBP 20,126 553
Morgan Stanley 6/2/21 BRL 60,133 USD 10,891 (253)
Morgan Stanley 6/2/21 CLP 2,387,884 USD 3,387 (71)
Morgan Stanley 7/9/21 USD 130,421 KRW 147,811,096 (667)
Natwest Bank 4/23/21 NOK 356,790 USD 42,222 (507)
Natwest Bank 4/23/21 USD 159,842 JPY 16,538,972 10,435
RBC Dominion Securities 4/23/21 AUD 5,608 USD 4,348 (88)
RBC Dominion Securities 6/18/21 USD 81,186 CNH 529,003 1,085
Standard Chartered 4/9/21 USD 18,998 TWD 524,112 599
Standard Chartered 6/11/21 THB 11,411 USD 370 (5)
State Street 4/23/21 JPY 10,501,953 USD 98,759 (3,888)
State Street 4/23/21 USD 248,421 GBP 181,427 (1,714)
State Street 6/2/21 USD 102,188 BRL 563,485 2,503
UBS Investment Bank 4/9/21 TWD 959,768 USD 33,708 (16)
UBS Investment Bank 4/23/21 AUD 69,811 USD 54,325 (1,293)
UBS Investment Bank 4/23/21 ILS 25,535 USD 7,757 (118)
UBS Investment Bank 4/23/21 JPY 9,466,795 USD 86,772 (1,252)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/23/21 USD 41,242 AUD 53,263 $ 781
UBS Investment Bank 5/21/21 SEK 728,544 USD 84,815 (1,357)
UBS Investment Bank 6/2/21 BRL 27,786 USD 5,101 (185)
UBS Investment Bank 6/2/21 USD 41,589 BRL 229,196 1,043
UBS Investment Bank 6/18/21 CZK 2,323,388 USD 107,298 (2,894)
UBS Investment Bank 6/18/21 EUR 155,195 USD 184,260 (1,956)
UBS Investment Bank 6/18/21 RON 45,969 USD 11,153 (240)
UBS Investment Bank 7/9/21 USD 33,999 TWD 959,768 (79)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 28,610

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 205 Euro BUXL thirty year bond contracts 6/21 (49,533) $ 790
Short, 1,469 U.S. Treasury Long Bond contracts 6/21 (227,098) 8,630
Short, 5,563 U.S. Treasury Notes ten year contracts 6/21 (728,405) 5,352
Short, 2,472 Ultra U.S. Treasury Bonds contracts 6/21 (447,973) 13,565
Short, 1,176 Ultra U.S. Treasury Notes ten year
contracts 6/21 (168,977) 3,246
Net payments (receipts) of variation margin to date (26,387)
Variation margin receivable (payable) on open futures contracts $ 5,196

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 34
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ 34 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 91,936 ¤ ¤ $ 451,460
T. Rowe Price Short-Term Fund,
0.08% 64,761 ¤ ¤ 77,913
Total $ 529,373 ^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $529,373.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Global Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are

T. ROWE PRICE Dynamic Global Bond Fund

valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Dynamic Global Bond Fund

F35-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,572,905 $ — $ 3,572,905
Common Stocks — 192 — 192
Convertible Preferred Stocks — 37,447 — 37,447
Equity Mutual Funds 106,437 — — 106,437
Short-Term Investments 451,460 — — 451,460
Securities Lending Collateral 77,913 — — 77,913
Options Purchased — 843 — 843
Total Securities 635,810 3,611,387 — 4,247,197
Swaps* — 43,849 — 43,849
Forward Currency Exchange
Contracts — 78,595 — 78,595
Futures Contracts* 31,583 — — 31,583
Total $ 667,393 $ 3,733,831 $ — $ 4,401,224
Liabilities
Options Written — 6,494 — 6,494
Swaps* — 44,149 — 44,149
Forward Currency Exchange
Contracts — 49,985 — 49,985
Total $ — $ 100,628 $ — $ 100,628
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Treasury Obligations.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.